[logo] PIONEER Investments(R)






                                                April 3, 2008


VIA ELECTRONIC TRANSMISSION

U.S. Securities and Exchange Commission
File Desk
100 F Street, N.E.
Washington, DC  20549


Re:  Pioneer Series Trust I (the "Trust")
     (File Nos. 333-108472 and 811-21425)
     CIK No. 0001257951


Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I certify that the forms of prospectuses and statements of additional information relating to the offering of the Pioneer Oak Ridge Large Cap Growth Fund Class A, B and C shares, Class R shares and Class Y shares and Pioneer Oak Ridge Small Cap Growth Fund Class A, B and C shares that would have been filed under paragraph (c) of Rule 497, do not differ from those contained in Post-Effective Amendment No. 9 to the Trust's registration statement on Form N-1A, filed electronically with the Commission on March 27, 2008 (Accession No.0001257951-08-000007).

     If you have any questions or comments concerning the foregoing certification, please contact me at (617) 422-4519.

                                              Very truly yours,



                                              /s/Lauren Giudice
                                              Lauren Giudice



cc:  Christopher J. Kelley
     Toby R. Serkin





Pioneer Investment Management, Inc.
60 State Street
Boston, MA  02109-1820


"Member of the UniCredito Italiano Banking Group, Register of Banking Groups."